Shareholder Report, Holdings (Details) - Brendan Wood TopGun ETF	Feb. 28, 2026
Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Canadian Pacific Kansas City Southern [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
HCA Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
T-Mobile US, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Transdigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.79%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
FINANCIALS SECTOR [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.81%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.75%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.77%
INFORMATION TECHNOLOGY - HARDWARE SECTOR [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.19%
INFORMATION TECHNOLOGY -SOFTWARE & SERVICES SECTOR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%